Revenue - Summary of Disaggregation of Revenue From Contracts With Customers (Detail) - CAD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 323,069	$ 203,205	$ 960,156	$ 1,217,052	$ 2,045,422
United States [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	127,714	81,387	451,675	549,854	954,350
Canada [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	65,044	49,248	173,181	206,508	484,251
Oman [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	50,618	17,384	84,486	53,664	105,721
Australia [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	13,068	17,048	61,520	65,683	71,592
Bahrain [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	8,163	7,088	40,361	108,358	42,864
Argentina [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	11,417	6,400	34,321	21,276	24,522
Mexico [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	6,962	6,294	27,355	32,945	46,300
Colombia [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	7,664	5,029	17,795	32,671	17,375
Brazil [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	6,476	3,487	17,289	11,130	10,953
Nigeria [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	9,437	1,271	7,853	92,334	256,177
Bolivia [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers			7,775	6,264	4,037
Other [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	16,506	8,569	36,545	36,365	27,280
Engineered Systems [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	174,431	72,232	354,127	598,566	1,448,503
Services [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	83,186	70,536	327,376	303,269	350,992
Energy Infrastructure [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 65,452	$ 60,437	$ 278,653	$ 315,217	$ 245,927